Inventory (Tables)	12 Months Ended
May. 31, 2015
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Course materials in schools	5,690	7,383
Publications in bookstores	16,676	16,600

	22,366	23,983